Financial instruments - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019	Jan. 31, 2018
Fair Value Disclosures [Abstract]
Contingent consideration paid		$ 0.7	$ 0.3	$ 0.0
Contingent Consideration
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Contingent consideration reversed to the consolidated statement of operations and other comprehensive loss	$ 0.1